SEGMENT AND GEOGRAPHIC AREA INFORMATION (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 39,966	$ 450,634	$ 4,466,233
Percentage of revenue on the consolidated revenue	100.00%	100.00%	100.00%
Assets	$ 4,286,815	$ 5,635,075	$ 8,368,970	¥ 50
Percentage of value of the assets on the consolidated assets	100.00%	100.00%	100.00%
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 1,709	$ 434,371	$ 4,446,764
Percentage of revenue on the consolidated revenue	4.00%	96.00%	100.00%
PRC and Others
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Assets	$ 392,756	$ 1,202,347	$ 5,293,516
Percentage of value of the assets on the consolidated assets	9.00%	21.00%	63.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 38,257	$ 16,263	$ 19,469
Percentage of revenue on the consolidated revenue	96.00%	4.00%	0.00%
Assets	$ 3,894,059	$ 4,432,728	$ 3,075,454
Percentage of value of the assets on the consolidated assets	91.00%	79.00%	37.00%
Real estate agent service income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 1,709	$ 434,371	$ 4,408,018
Percentage of revenue on the consolidated revenue	4.00%	96.00%	99.00%
Rental management income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 3,541	$ 16,263	$ 19,469
Percentage of revenue on the consolidated revenue	9.00%	4.00%	0.00%
Hotel income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 34,716
Percentage of revenue on the consolidated revenue	87.00%
Other income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue			$ 38,746
Percentage of revenue on the consolidated revenue			1.00%